Leases - Summary Of Lease Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of quantitative information about leases for lessee [abstract]
Lease Liability	¥ 129,848	¥ 129,223
Less: Lease liabilities due within one year	(6,626)	(6,579)
Non-current lease liabilities	¥ 123,222	¥ 122,644